UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Long/Short Equity Fund
July 31, 2013 (Unaudited)

Common Stocks--76.2%	Shares		Value ($)
Automobiles & Components--.6%
Delphi Automotive	2,730		146,656

Banks--4.1%
BNP Paribas	3,320		214,810
DNB	10,570		176,053
KeyCorp	16,430		201,925
Nordea Bank	17,320		219,352
Regions Financial	21,120		211,411
			1,023,551
Capital Goods--.4%
Alstom	3,090		104,496

Consumer Durables & Apparel--1.9%
Michael Kors Holdings	2,650	a	178,451
PVH	1,130		148,923
Under Armour, Cl. A	2,190	a	147,015
			474,389
Consumer Services--1.3%
Las Vegas Sands	2,760		153,373
Starbucks	2,500		178,100
			331,473
Diversified Financials--6.8%
American Express	2,660		196,228
Ameriprise Financial	2,280		202,920
Bank of America	15,500		226,300
BlackRock	660		186,094
CBOE Holdings	5,050		253,005
Eaton Vance	4,650		188,185
IntercontinentalExchange	1,260	a	229,887
Waddell & Reed Financial, Cl. A	4,260		217,516
			1,700,135
Energy--5.7%
Anadarko Petroleum	1,730		153,140
Cameron International	2,490	a	147,657
Eni	6,080		134,351
Ensco, Cl. A	2,610		149,657
EOG Resources	1,490		216,780
National Oilwell Varco	2,170		152,269
Noble Energy	3,420		213,716
Pioneer Natural Resources	1,680		259,997
			1,427,567
Food & Staples Retailing--1.3%
CVS Caremark	2,090		128,514
Whole Foods Market	3,330		185,081
			313,595
Food, Beverage & Tobacco--4.8%
Coca-Cola Enterprises	4,150		155,791
ConAgra Foods	3,720		134,701
Dean Foods	14,990	a	163,391
Mondelez International, Cl. A	5,840		182,617
PepsiCo	2,240		187,130
Philip Morris International	1,480		131,986

Toyo Suisan Kaisha	3,000		93,913
WhiteWave Foods, Cl. A	8,180		152,884
			1,202,413
Health Care Equipment & Services--3.6%
Aetna	2,930		188,018
AmerisourceBergen	2,590		150,919
CareFusion	3,340	a	128,824
Catamaran	1,520	a	80,256
MEDNAX	1,410	a	137,362
Medtronic	1,870		103,299
Universal Health Services, Cl. B	1,680		117,516
			906,194
Household & Personal Products--.7%
Avon Products	7,750		177,165

Insurance--3.2%
Allianz	970		151,240
Allstate	2,920		148,862
Hartford Financial Services Group	8,120		250,583
Lincoln National	6,040		251,687
			802,372
Materials--5.4%
Cemex	155,600		179,322
Eastman Chemical	2,180		175,337
International Paper	4,090		197,588
LyondellBasell Industries, Cl. A	1,660		114,059
Monsanto	1,610		159,036
PPG Industries	1,120		179,693
Rio Tinto	2,880		148,876
Vulcan Materials	3,900		184,002
			1,337,913
Media--2.4%
Comcast, Cl. A	3,480		156,878
DISH Network, Cl. A	3,550		158,507
News Corp., Cl. A	1,230	a	19,594
Twenty-First Century Fox	4,890		146,113
Viacom, Cl. B	1,740		126,620
			607,712
Pharmaceuticals, Biotech & Life Sciences--11.1%
Actavis	1,150	a	154,410
Alexion Pharmaceuticals	1,600	a	185,968
Alkermes	2,870	a	96,375
Alnylam Pharmaceuticals	1,980	a	91,417
Amgen	1,570		170,015
Biogen Idec	850	a	185,410
Bristol-Myers Squibb	5,150		222,686
Celgene	1,070	a	157,140
Gilead Sciences	4,870	a	299,262
Illumina	1,950	a	155,649
Incyte	4,190	a	98,088
Isis Pharmaceuticals	3,140	a	90,589
PerkinElmer	2,490		84,884
Perrigo	1,670		207,731
Regeneron Pharmaceuticals	830	a	224,150
Sanofi, ADR	1,880		96,782
Vertex Pharmaceuticals	1,700	a	135,660
WuXi PharmaTech, ADR	4,850	a	107,670
			2,763,886
Retailing--2.8%

Best Buy	5,580		167,902
Kohl's	1,870		99,073
Nordstrom	2,430		148,813
priceline.com	140	a	122,594
Urban Outfitters	3,590	a	152,790
			691,172
Semiconductors & Semiconductor Equipment--2.9%
Applied Materials	9,070		147,932
Avago Technologies	4,960		181,933
Micron Technology	3,950	a	52,337
Texas Instruments	2,640		103,488
Xilinx	5,030		234,851
			720,541
Software & Services--4.0%
Adobe Systems	3,230	a	152,714
Akamai Technologies	3,370	a	159,064
Cognizant Technology Solutions,
Cl. A	1,370	a	99,174
Facebook, Cl. A	4,690	a	172,733
Google, Cl. A	110	a	97,636
LinkedIn, Cl. A	890	a	181,373
salesforce.com	2,810	a	122,937
			985,631
Technology Hardware & Equipment--6.7%
Amphenol, Cl. A	1,280		100,557
Ciena	11,270	a	248,616
Cisco Systems	8,640		220,752
EMC	9,690		253,394
Ericsson, ADR	8,300		97,359
Finisar	10,110	a	195,426
JDS Uniphase	14,850	a	217,850
Juniper Networks	11,020	a	238,803
SanDisk	1,670	a	92,050
			1,664,807
Telecommunication Services--1.1%
T-Mobile US	10,750	a	259,183

Utilities--5.4%
CenterPoint Energy	7,460		185,157
Drax Group	20,710		202,106
DTE Energy	2,150		152,005
National Grid	15,930		190,598
NextEra Energy	2,510		217,391
Northeast Utilities	3,900		173,199
NRG Energy	8,100		217,242
			1,337,698
Total Investments
(cost $19,044,544)	76.2%		18,978,549
Liabilities, Less Cash and Receivables	23.8%		5,937,917
Net Assets	100%		24,916,466

ADR - American Depository Receipts

a	Non-income producing security.

At July 31, 2013, net unrealized depreciation on investments was $80,973 of which $91,957 related to appreciated investment securities and $172,930 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	11.1
Diversified Financials	6.8
Technology Hardware & Equipment	6.7
Energy	5.7
Materials	5.4
Utilities	5.4
Food, Beverage & Tobacco	4.8
Banks	4.1
Software & Services	4.0
Health Care Equipment & Services	3.6
Insurance	3.2
Semiconductors & Semiconductor Equipment	2.9
Retailing	2.8
Media	2.4
Consumer Durables & Apparel	1.9
Telecommunication Services	1.1
Consumer Services	1.3
Food & Staples Retailing	1.3
Household & Personal Products	.7
Automobiles & Components	.6
Capital Goods	.4
76.2

†	Based on net assets.

STATEMENT OF INVESTMENTS
Dreyfus Research Long/Short Equity Fund
July 31, 2013 (Unaudited)

Common Stocks--54.4%	Shares		Value ($)
Automobiles & Components--.4%
Gentex	4,010		90,546

Banks--4.2%
Banco Bilbao Vizcaya	18,660		176,700
Banco Santander	27,670		202,239
Comerica	3,570		151,868
EverBank Financial	9,820		152,406
First Republic Bank	3,870		167,145
Standard Chartered	8,770		203,390
			1,053,748
Capital Goods--.4%
Sandvik	8,230		104,104

Consumer Durables & Apparel--3.3%
D.R. Horton	8,900		178,890
Lennar, Cl. A	5,250		177,817
NVR	170	a	157,352
PulteGroup	10,680		177,608
Ralph Lauren	700		127,442
			819,109
Consumer Services--1.8%
Caesars Entertainment	4,620	a	74,197
Carnival	2,780		102,943
Chipotle Mexican Grill	330	a	136,049

Dunkin' Brands Group	3,060		132,192
			445,381
Diversified Financials--.7%
Franklin Resources	3,640		177,923

Energy--5.1%
Cameco	7,600		154,353
Devon Energy	4,890		268,999
EXCO Resources	27,430		237,818
HollyFrontier	5,990		272,844
Neste Oil	8,370		121,261
Ultra Petroleum	10,240	a	221,696
			1,276,971
Food & Staples Retailing--1.5%
Safeway	5,080		131,013
Sysco	3,610		124,581
United Natural Foods	1,990	a	116,614
			372,208
Food, Beverage & Tobacco--2.9%
Constellation Brands, Cl. A	2,840	a	147,936
Flowers Foods	5,320		122,147
General Mills	2,890		150,280
Hain Celestial Group	1,990	a	145,190
Hormel Foods	3,470		146,955
			712,508
Health Care Equipment & Services--4.0%
CONMED	3,740		122,672
DENTSPLY International	3,030		129,926
IDEXX Laboratories	510	a	49,975
Intuitive Surgical	360	a	139,680
Laboratory Corp. of America
Holdings	1,260	a	121,892
Masimo	4,360		101,544
Patterson	3,210		131,257
Straumann Holding	490		72,925
Varian Medical Systems	1,870	a	135,575
			1,005,446
Household & Personal Products--.6%
Estee Lauder, Cl. A	2,250		147,713

Insurance--3.8%
ACE	2,180		199,208
Aflac	3,280		202,310
Aon	3,010		203,175
Marsh & McLennan	4,800		200,976
Zurich Insurance Group	560		150,733
			956,402
Materials--3.5%
Albemarle	2,500		155,025
Greif, Cl. A	3,730		206,344
Israel Chemicals	12,450		99,487
Mosaic	3,640		149,568
Potash Corporation of Saskatchewan	3,870		112,230
Yara International	3,410		153,117
			875,771
Media--1.4%
DIRECTV	1,540	a	97,436
Time Warner	2,430		151,292
Time Warner Cable	880		100,382

			349,110
Pharmaceuticals, Biotech & Life Sciences--5.5%
Auxilium Pharmaceuticals	4,100	a	75,276
Endo Health Solutions	3,030	a	116,534
Forest Laboratories	2,290	a	99,752
H Lundbeck	7,890		159,088
Ironwood Pharmaceuticals	8,380	a	102,571
Novo Nordisk, ADR	980		165,542
Qiagen	5,590	a	116,831
Sarepta Therapeutics	3,520	a	130,170
United Therapeutics	1,920	a	143,693
Valeant Pharmaceuticals
International	1,450	a	135,720
Vivus	8,060	a	119,449
			1,364,626
Real Estate--.6%
American Tower	2,000	b	141,580
Retailing--2.3%
Aeropostale	8,790	a	132,993
Bed Bath & Beyond	1,830	a	139,940
PetSmart	1,910		139,850
Ross Stores	2,200		148,434
			561,217
Semiconductors & Semiconductor Equipment--1.0%
RF Micro Devices	19,340	a	100,375
Skyworks Solutions	6,380	a	153,248
			253,623
Software & Services--2.8%
Equinix	820	a	147,067
Fiserv	1,510	a	145,322
Microsoft	3,940		125,410
Rackspace Hosting	3,650	a	165,309
SAP, ADR	1,700		123,913
			707,021
Technology Hardware & Equipment--2.0%
BlackBerry	16,560	a	146,390
Corning	6,550		99,495
Hewlett-Packard	3,970		101,950
Nokia, ADR	39,960	a	157,442
			505,277
Telecommunication Services--2.2%
AT&T	3,950		139,317
Crown Castle International	2,070	a	145,418
SBA Communications, Cl. A	1,670	a	123,730
Verizon Communications	2,870		142,008
			550,473
Utilities--4.4%
Centrica	42,700		253,985
Consolidated Edison	3,770		225,823
Duke Energy	2,460		174,660
Entergy	3,290		222,075
Southern	4,710		211,196
			1,087,739
Total Securities Sold Short
(proceeds $13,543,518)			13,558,496

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	5.5
Energy	5.1
Utilities	4.4
Banks	4.2
Health Care Equipment & Services	4.0
Insurance	3.8
Materials	3.5
Consumer Durables & Apparel	3.3
Food, Beverage & Tobacco	2.9
Software & Services	2.8
Retailing	2.3
Telecommunication Services	2.2
Technology Hardware & Equipment	2.0
Consumer Services	1.8
Food & Staples Retailing	1.5
Media	1.4
Semiconductors & Semiconductor Equipment	1.0
Diversified Financials	.7
Household & Personal Products	.6
Real Estate	.6
Automobiles & Components	.4
Capital Goods	.4
54.4

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	16,351,580	-	-	16,351,580
Equity Securities - Foreign Common Stocks+	2,626,969	-	-	2,626,969
Liabilities ($)
Securities Sold Short:
Equity Securities - Domestic Common Stocks+	(10,899,779)	-	-	(10,899,779)
Equity Securities - Foreign Common Stocks+	(2,658,717)	-	-	(2,658,717)

+ See Statement of Investments for additional detailed categorizations.
++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)